Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
8.	Accounts payable and accrued liabilities:

Accounts payable and accrued liabilities comprise of:

	December 31,	December 31,
	2012	2011

Trade accounts payable	$1,045	$351
Accrued contract research	447	1,066
Employee-related accruals	808	746
Restructuring (note 16)	567	-
Interest payable (note 10)	1,334	-
Other accrued liabilities	233	1,025

	$4,434	$3,188